John Hancock California Tax-Free Income Fund
Supplement dated October 24, 2017 to the current Statement of Additional Information (the “SAI”)

John Hancock California Tax-Free Income Fund (the “fund”)

Effective October 24, 2017, the fund will automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the SAI.

You should read this Supplement in conjunction with the SAI and retain it for future reference.